Provision for judicial liabilities - Contingencies with possible losses (Details) - BRL (R$) R$ in Thousands	Sep. 30, 2026	Dec. 31, 2025
AUSTRIA
Disclosure of other provisions [line items]
Possible taxation of profits	R$ 5,255,629
Fibria
Disclosure of other provisions [line items]
Fair value adjustment of probable contingencies	2,009,759	R$ 2,076,296
Total
Disclosure of other provisions [line items]
Possible losses for which no provision was recorded	18,959,203	11,630,929
Taxes and social security - Income taxes
Disclosure of other provisions [line items]
Possible losses for which no provision was recorded	10,338,403	4,559,801
Taxes and social security - Other taxes and contributions
Disclosure of other provisions [line items]
Possible losses for which no provision was recorded	7,257,343	5,857,933
Labor
Disclosure of other provisions [line items]
Possible losses for which no provision was recorded	220,448	189,506
Civil and environmental
Disclosure of other provisions [line items]
Possible losses for which no provision was recorded	R$ 1,143,009	R$ 1,023,689